(Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 29, 2019	Mar. 30, 2019	Jun. 30, 2018	Mar. 31, 2018	Jun. 29, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to common stockholders	$ (9,441)	$ (6,649)	$ (7,396)	$ (5,696)	$ (16,090)	$ (13,092)	$ (29,886)	$ (30,384)	$ (25,149)
Denominator:
Weighted average common shares outstanding—basic and diluted (in shares)	39,081,359		6,072,319		23,206,203	5,933,806	6,287,172	5,457,629	4,566,757
Dilutive effect of stock equivalents resulting from stock options, RSUs, common stock warrants, preferred stock warrants and convertible preferred stock (as converted) (in shares)	0		0		0	0	0	0	0
Weighted average common shares outstanding-diluted (in shares)	39,081,359		6,072,319		23,206,203	5,933,806	6,287,172	5,457,629	4,566,757
Net loss per common share—basic and diluted (in dollars per share)	$ (0.24)		$ (1.22)		$ (0.69)	$ (2.21)	$ (4.75)	$ (5.57)	$ (5.51)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount					6,559,565	5,296,339	40,114,750	39,521,978	34,516,708
Options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							0	0	0
Convertible preferred stock (as converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							39,953,983	39,361,211	34,355,941
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount							160,767	160,767	160,767